Income Taxes (Details) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 21, 2018	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016
Income Taxes (Details) [Line Items]
Income taxes, Description		Pursuant to the Circular on Issues Regarding Tax-related Preferential Policies for Further Implementation of Western Development Strategy jointly issued by the State Ministry of Finance, General Administration of Customs, China and State Administration for Taxation, enterprises located in the western China regions that fall into the encouraged industries are entitled to 15% EIT preferential tax treatment from January 1, 2011 to December 31, 2020. In September 2018, Fanhua Lianxing Insurance Sales Co., Ltd. (“Lianxing”), the Group’s wholly-owned subsidiary, which is the holding entity of our life insurance operations, were relocated to Tianfu New Area, Sichuan province. Lianxing was entitled to a preferential tax rate of 15% from September 1, 2018 to December 31, 2020 as it was classified as encouraged enterprises in the western region in an industry sector encouraged by the PRC government. Tibet Zhuli Investment Co. Ltd. (“Tibet Zhuli”), our wholly-owned subsidiary, was entitled to a preferential tax rate of 9% for the period from January 1, 2015 to December 31, 2017 and 15% for the years ended December 31, 2018 and 2019, as it was established with approval in an economy development zone in the PRC before January 1, 2018.
Provision for income taxes, Percentage		25.00%		25.00%	25.00%
PRC income tax reduction, Percentage				50.00%
Income tax reduction period		3 years
Dividend distribution withholding tax rate		2018.00%		5.00%
Valuation allowance		¥ 38,482	¥ 38,482	¥ 32,495
Operating loss carry-forwards		162,704	¥ 162,704	142,745
Tax loss carried forward expired and cancelled		6,060		16,288	¥ 13,284
PRC income taxes payable without tax exemption amount		¥ 36,527		¥ 8,307	¥ 826
Basic net profit per share (in Yuan Renminbi per share) | (per share)		¥ 0.17	¥ 0.02	¥ 0.49	¥ 0.36
Diluted net profit per share (in Yuan Renminbi per share) | (per share)		¥ 0.17	¥ 0.02	¥ 0.49	0.36
Dividend paid, Description		If the entities were to be non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%, whereas in the case of dividends paid by PRC subsidiaries which are 25% or more directly owned by tax residents in the Hong Kong Special Administrative Region, the withholding tax would be 5%. The Group’s subsidiary, CNinsure Holdings Limited qualified as Hong Kong resident for the each of the 3 years in the period ended December 31, 2019 and was entitled to enjoy 5% reduced tax rate under Bulletin [2018] No. 9 for the years ended December 31, 2017, 2018 and 2019, respectively.
Undistributed earnings of Group's subsidiaries and VIEs		¥ 1,303,923	¥ 1,303,923	¥ 1,441,628
Undistributed earnings of deferred tax liability		65,196	65,196	66,580
Deferred income tax		¥ 49,267	49,267	¥ 53,702
Prc [Member]
Income Taxes (Details) [Line Items]
Income taxes, Description		According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.
Provision for income taxes, Percentage		25.00%
Description of dividend payable		The Group’s subsidiaries that are the PRC tax resident are required to withhold the PRC withholding tax of 10% on dividend payment to their non-PRC resident immediate holding company, unless such dividend payment is qualified for the 5% reduced tax rate under the Arrangement between Mainland China and Hong Kong for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income (the “PRC-HK DTA”).
Dividend distribution withholding tax rate		5.00%
Basic net profit per share (in Yuan Renminbi per share) | ¥ / shares		¥ 0.03		¥ 0.01	0.00
Diluted net profit per share (in Yuan Renminbi per share) | ¥ / shares		¥ 0.03		¥ 0.01	¥ 0.00
Carryforward Expiring December 31, 2020 [Member]
Income Taxes (Details) [Line Items]
Operating loss carry-forwards		¥ 9,576	9,576
Carryforward Expiring December 31, 2021 [Member]
Income Taxes (Details) [Line Items]
Operating loss carry-forwards		15,323	15,323
Carryforward Expiring December 31, 2022 [Member]
Income Taxes (Details) [Line Items]
Operating loss carry-forwards		41,224	41,224
Carryforward Expiring December 31, 2023 [Member]
Income Taxes (Details) [Line Items]
Operating loss carry-forwards		55,890	55,890
Carryforward Expiring December 31, 2024 [Member]
Income Taxes (Details) [Line Items]
Operating loss carry-forwards		¥ 40,691	¥ 40,691
HONG KONG
Income Taxes (Details) [Line Items]
Income taxes, Description	the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first 2,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2,000 will be taxed at 16.5%
Provision for income taxes, Percentage		8.25%		8.25%	16.50%
Ying Si Kang Information [Member] | Prc [Member]
Income Taxes (Details) [Line Items]
Provision for income taxes, Percentage				12.50%	12.50%	12.50%
Shenzhen Huazhong [Member] | Prc [Member]
Income Taxes (Details) [Line Items]
Provision for income taxes, Percentage		12.50%